Equity - Schedule of Movements in Options (Details) - Employee benefits [Member]	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2023 USD ($) shares
Schedule of Movements in Options [Line Items]
Beginning balance ,share	186,960,995	151,710,315		41,553,372
Beginning balance, value	$ 14,014,559	$ 10,642,295		$ 6,554,312
Ending balance, share	1,152,292,496	186,960,995		151,710,315
Ending balance, value	$ 13,197,222	$ 14,014,559		$ 10,642,295
Issue of listed options, share (in Shares) | shares				79,352,040
Issue of listed options, value				$ 493,580
Issue of unlisted options, shares	968,815,574	16,455,224	[1]
Issue of unlisted options, value	$ 29,985	$ 763,778	[1]
Issue of ESOP unlisted options, shares	164,472,155	18,795,456		32,804,903
Issue of ESOP unlisted options, value	$ 1,396,110	$ 742,379		$ 1,859,699
Forfeiture of options, share	(4,351,176)
Forfeiture of options, value	$ (221,170)
Expiration of options ,share	(163,605,052)
Expiration of options, value	$ (2,797,451)
Forfeiture of ESOP unlisted options, shares (in Shares) | shares				(2,000,000)
Forfeiture of ESOP unlisted options, value				$ (136,454)
Expense for share-based payments for options previously issued, shares
Expense for share-based payments for options previously issued, value	$ 775,189	$ 1,866,107		$ 1,871,158

[1]	The above number has been updated to include an additional 8,955,224 options valued at $343,028 that was not included in the table in prior years report.